Notes Payable - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jul. 13, 2012	Dec. 31, 2012 Notes Payable Minimum	Dec. 31, 2012 Notes Payable Maximum
Debt Instrument [Line Items]
Notes payable due dates	1 year	60 days	90 days